SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Geographic Areas, Revenues from External Customers [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 16:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1a for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2017, 2018 and 2019 and long-lived assets as of December 31, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019
Revenues from sales to unaffiliated customers:

North America	$39,498	$41,384	$42,474
Europe	45,448	38,919	42,439
Africa	12,111	23,690	25,614
Asia-Pacific and Middle East	44,983	47,320	53,948
India	130,042	131,201	49,748
Latin America	59,951	61,360	71,360

	$332,033	$343,874	$285,583

 Property and equipment, net, by geographic areas:

	December 31,
	2018	2019

Israel	$28,494	$29,165
Others	5,119	5,700
	$33,613	$34,865

c.	Major customer data as a percentage of total revenues:

In 2019 the Company had revenues from two customers that represents two groups of affiliated companies equaling 14.0% and 11.8% of total revenues. In 2018, the Company had revenues from a single customer that accounted for approximately 21.1% and from a customer that represents group of affiliated companies equaling 19.6% of total revenues. In 2017, the Company had revenues from a single customer that accounted for approximately 27.3% and from a customer that represents group of affiliated companies equaling 12.3% of total revenues.